PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross		$ 1,176,381,142	$ 1,010,823,861
Less: Accumulated depreciation		295,223,230	189,232,340
Property, plant and equipment, net before construction in progress		881,157,912	821,591,521
Impairment of long-lived assets		6,519,026
Property, plant and equipment, net		1,102,562,325	980,164,615
Depreciation expense		93,501,714	82,730,940	54,205,916
Impairment of long-lived assets for the period	0	6,437,716
Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross		239,802,732	187,073,104
Power station built in China for generating electricity business, portion included in Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net		13,500,000
Leasehold improvement
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross		124,360	93,424
Plant and machinery
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross		919,351,282	808,513,361
Power station built in China for generating electricity business, portion included in Plant and machinery
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net		30,000,000
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross		5,040,204	4,969,476
Office equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, gross		12,062,564	10,174,496
Construction in progress
PROPERTY, PLANT AND EQUIPMENT, NET
Property, plant and equipment, net		$ 227,923,439	$ 158,573,094